Employee Benefit Plan, Description of Plan, Employer Contributions (Details) - EBP002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Requisite Service Period	1 year
Employer contributions	$ 668,900,000	$ 597,843,000
EBP, Employer Contribution, Matching Percentage	50.00%
Union
EBP, Description of Plan [Line Items]
EBP, Discretionary Contribution Maximum Straight-Time Hours Per Year	$ 2,080
Employer contributions	6,500,000
Union | Minimum
EBP, Description of Plan [Line Items]
EBP, Discretionary Contribution Rate Per Hour	0.05
Union | Maximum
EBP, Description of Plan [Line Items]
EBP, Discretionary Contribution Rate Per Hour	0.47
Non-Union
EBP, Description of Plan [Line Items]
Employer contributions	662,400,000
EBP, Employer Matching Contribution Maximum Annual Amount	$ 500
Non-Union | Minimum
EBP, Description of Plan [Line Items]
EBP, Discretionary Contribution Allocation Rate	4.00%
Non-Union | Maximum
EBP, Description of Plan [Line Items]
EBP, Discretionary Contribution Allocation Rate	9.00%